UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 International Drive
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,915,756 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105   102258  6900000 SH       DEFINED 1             6900000        0        0
AFLAC INC                      COM              001055102    51288  1200000 SH       DEFINED 1             1200000        0        0
AMAZON COM INC                 COM              023135106    37344   400000 SH       DEFINED 1              400000        0        0
APOLLO INVT CORP               COM              03761U106     7640   800000 SH       DEFINED 1              800000        0        0
ARES CAP CORP                  COM              04010L103     9367   850000 SH       DEFINED 1              850000        0        0
ASSURED GUARANTY LTD           COM              G0585R106   113978  5869092 SH       DEFINED 1             5869092        0        0
BANK OF AMERICA CORPORATION    COM              060505104   108289  6400001 SH       DEFINED 1             6400001        0        0
BOYD GAMING CORP               COM              103304101    22079  2020000 SH       DEFINED 1             2020000        0        0
CA INC                         COM              12673P105    35184  1600000 SH       DEFINED 1             1600000        0        0
CIGNA CORP                     COM              125509109    19663   700000 SH       DEFINED 1              700000        0        0
CITIGROUP INC                  COM              172967101   116156 23999001 SH       DEFINED 1            23999001        0        0
CONVERA CORP                   CL A             211919105     1067  4443889 SH       DEFINED 1             4443889        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    52864  5900000 SH       DEFINED 1             5900000        0        0
EASTMAN KODAK CO               COM              277461109    63096 13200000 SH       DEFINED 1            13200000        0        0
EXPEDIA INC DEL                COM              30212P105    91010  3800000 SH       DEFINED 1             3800000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209    45475   380000 SH       DEFINED 1              380000        0        0
GENWORTH FINL INC              COM CL A         37247D106    56165  4700000 SH       DEFINED 1             4700000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   103350  3900000 SH       DEFINED 1             3900000        0        0
HEALTH NET INC                 COM              42222G108    34917  2267289 SH       DEFINED 1             2267289        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     9367   497700 SH       DEFINED 1              497700        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    23628  1100000 SH       DEFINED 1             1100000        0        0
LENNAR CORP                    CL A             526057104    37913  2660544 SH       DEFINED 1             2660544        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    74725 53758302 SH       DEFINED 1            53758302        0        0
MANNKIND CORP                  COM              56400P201    67965  6900000 SH       DEFINED 1             6900000        0        0
MARKET LEADER INC              COM              57056R103     9749  4513007 SH       DEFINED 1             4513007        0        0
MGM MIRAGE                     COM              552953101    34913  2899725 SH       DEFINED 1             2899725        0        0
MONSTER WORLDWIDE INC          COM              611742107    51439  2942700 SH       DEFINED 1             2942700        0        0
NII HLDGS INC                  CL B NEW         62913F201    69138  2300000 SH       DEFINED 1             2300000        0        0
PENNYMAC MTG INVT TR           COM              70931T103    12191   612300 SH       DEFINED 1              612300        0        0
PRUDENTIAL FINL INC            COM              744320102    47415   950000 SH       DEFINED 1              950000        0        0
PULTE HOMES INC                COM              745867101    30840  2806147 SH       DEFINED 1             2806147        0        0
RED HAT INC                    COM              756577102    58044  2100000 SH       DEFINED 1             2100000        0        0
RYLAND GROUP INC               COM              783764103    29191  1385387 SH       DEFINED 1             1385387        0        0
SLM CORP                       COM              78442P106    32623  3741132 SH       DEFINED 1             3741132        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    58065 14700000 SH       DEFINED 1            14700000        0        0
STARWOOD PPTY TR INC           COM              85571B105    10125   500000 SH       DEFINED 1              500000        0        0
UAL CORP                       COM NEW          902549807    64420  6986941 SH       DEFINED 1             6986941        0        0
XL CAP LTD                     CL A             G98255105    92538  5300000 SH       DEFINED 1             5300000        0        0
YAHOO INC                      COM              984332106    30277  1700000 SH       DEFINED 1             1700000        0        0
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